LEASE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LEASE LIABILITIES
Schedule of other information related to leases

	September 30,	December 31,
	2024	2023
Weighted-average remaining lease term
Operating leases	—	0.21	years

Weighted-average discount rate
Operating leases	—	2.85%

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
Weighted-average remaining lease term
Operating leases	0.21	years	1.13	years
Weighted-average discount rate
Operating leases	2.85%		2.37%

Schedule of future minimum rental payments required under the operating leases

	September 30,	December 31,
	2024	2023
Lease liabilities – current	$—	$12,750
Total future minimum lease payments	—	12,750

Less imputed interest	—	(60)
Total	$—	$12,690

The future minimum rental payments required under the operating leases as of December 31, 2023, are as follows:

2024	$12,750
Total future minimum lease payments	12,750
Less imputed interest	(60)
Total	$12,690

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Lease liabilities – current	$12,750	$81,610
Lease liabilities – noncurrent	—	12,750
Total future minimum lease payments	12,750	94,360
Less imputed interest	(60)	(1,109)
Total	$12,690	$93,251